Law Offices
Stradley Ronon Stevens & Young, LLP
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Washington, D.C. 20036
(202) 419-8429

1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

Direct Dial: (202) 419-8402

May 1, 2013

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:                 Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024 and 811-03213
Rule 497(j) filing
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus and Statement of Additional Information for each of the following funds:

NVIT Cardinal Managed Growth Fund
NVIT Cardinal Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 159/160 to the Registration Statement of the Registrant that has been filed electronically.

Post-Effective Amendment Nos. 159/160 became effective with the Securities and Exchange Commission on May 1, 2013.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8416.

Very truly yours,

/s/Christopher J. Zimmerman
Christopher J. Zimmerman